gps1q08(REDACTED).txt

				UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GPS Partners, LLC
Address: 2120 Colorado Avenue
         Suite 250
         Santa Monica, CA  90404

13F File Number:  28-12285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven A. Sugarman
Title:     Partner
Phone:     (310) 496-5360

Signature, Place, and Date of Signing:

     /s/ Steven A. Sugarman     Santa Monica, CA/USA     May 15, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     43

Form13F Information Table Value Total:     $210,351 (thousands)


CONFIDENTIAL MATERIAL APPEARING IN THIS DOCUMENT HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION IN ACCORDANCE WITH THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, AND RULE 24B-2 PROMULGATED THEREUNDER.OMITTED INFORMATION HAS BEEN REPLACED WITH ASTERISKS.


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ATLAS PIPELINE PARTNERS LP     UNIT L P INT     049392103     1642    40978 SH       SOLE                    40978        0        0
BANK OF AMERICA CORPORATION    COM              060505104      233     6144 SH       SOLE                     6144        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207      242       54 SH       SOLE                       54        0        0
BOARDWALK PIPELINE PARTNERS    UT LTD PARTNER   096627104      443    18000 SH       SOLE                    18000        0        0
CAPITAL PRODUCT PARTNERS L P   COM UNIT LP      Y11082107     2765   148251 SH       SOLE                   148251        0        0
CHEVRON CORP NEW               COM              166764100      272     3185 SH       SOLE                     3185        0        0
CONOCOPHILLIPS                 COM              20825C104      201     2634 SH       SOLE                     2634        0        0
COPANO ENERGY L L C            COM UNITS        217202100     1532    44819 SH       SOLE                    44819        0        0
CROSSTEX ENERGY L P            COM              22765U102      461    15000 SH       SOLE                    15000        0        0
DCP MIDSTREAM PARTNERS LP      COM UT LTD PTN   23311P100     4109   141684 SH       SOLE                   141684        0        0
DUNCAN ENERGY PARTNERS LP      COM UNITS        265026104      139     7500 SH       SOLE                     7500        0        0
ENERGY TRANSFER PRTNRS L P     UNIT LTD PARTN   29273R109     1224    26796 SH       SOLE                    26796        0        0
EXXON MOBIL CORP               COM              30231G102      559     6614 SH       SOLE                     6614        0        0
GENERAL ELECTRIC CO            COM              369604103      420    11346 SH       SOLE                    11346        0        0
GENESIS ENERGY L P             UNIT LTD PARTN   371927104       38     2000 SH       SOLE                     2000        0        0
GLOBAL PARTNERS LP             COM UNITS        37946R109      188    10460 SH       SOLE                    10460        0        0
HILAND HLDGS GP LP             UNIT LP INT      43129M107      408    17733 SH       SOLE                    17733        0        0
ISHARES TR                     MSCI EAFE IDX    464287465      250     3480 SH       SOLE                     3480        0        0
KAYNE ANDERSON MLP INVSMNT C   COM              486606106      323    11000 SH       SOLE                    11000        0        0
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106      230     4207 SH       SOLE                     4207        0        0
KINDER MORGAN MANAGEMENT LLC   SHS              49455U100      214     4201 SH       SOLE                     4201        0        0
LINN ENERGY LLC                UNIT LTD LIAB    536020100    32232  1696429 SH       SOLE                  1696429        0        0
MANULIFE FINL CORP             COM              56501R106     2666    70198 SH       SOLE                    70198        0        0
MARKWEST ENERGY PARTNERS L P   UNIT LTD PARTN   570759100      283     9190 SH       SOLE                     9190        0        0
NAVIOS MARITIME HOLDINGS INC   COM              Y62196103       18     1900 SH       SOLE                     1900        0        0
NAVIOS MARITIME HOLDINGS INC   *W EXP 12/09/200 Y62196111       29     6400 SH       SOLE                     6400        0        0
NAVIOS MARITIME PARTNERS L P   UNIT LPI         Y62267102     2830   196000 SH       SOLE                   196000        0        0
NUSTAR ENERGY LP               UNIT COM         67058H102      266     5500 SH       SOLE                     5500        0        0
PALATIN TECHNOLOGIES INC       COM NEW          696077304        3    10000 SH       SOLE                    10000        0        0
PEREGRINE PHARMACEUTICALS IN   COM              713661106        9    20000 SH       SOLE                    20000        0        0
REGENCY ENERGY PARTNERS L P    COM UNITS L P    75885Y107     2205    82464 SH       SOLE                    82464        0        0
SEMGROUP ENERGY PARTNERS L P   COM UNIT LP      81662W108      696    27562 SH       SOLE                    27562        0        0
SIRF TECHNOLOGY HLDGS INC      COM              82967H101      127    25000 SH       SOLE                    25000        0        0
SPDR TR                        UNIT SER 1       78462F103      353     2674 SH       SOLE                     2674        0        0
TRIMBLE NAVIGATION LTD         COM              896239100      543    19000 SH       SOLE                    19000        0        0
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